BUSINESS ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 2.  BUSINESS ACQUISITION

On August 18, 2017, we entered into an Asset Purchase Agreement (the “Mile High APA”) with Mile High Protection Services LLC, a Colorado limited liability company, and its sole member (together “Seller”) whereby we acquired the tradename, workforce, customer contracts, and other intangible assets of the business.  Pursuant to the Mile High APA, we agreed to deliver to Seller 224,359 restricted shares of our common stock.  The shares vest over a six month period.  The Mile High APA contains certain provisions that require Seller to forfeit a portion of such shares in the event that Seller does not meet the obligations under the Mile High APA.  In accordance with the terms of the Mile High APA, the number of shares to be delivered was reduced by 120,000, thus 104,359 shares of our common stock are due upon vesting.  Seller also agreed to a three year non-compete agreement.

The 104,359 shares of restricted common stock were valued based on the closing price per share of our common stock on August 18, 2017, or $1.75 per share, reduced by a discount of 15% due to the vesting period and the restrictions on the Seller’s ability to immediately sell such shares.  The $155,000 value of stock consideration was recorded as accrued stock payable on the September 30, 2017, condensed consolidated balance sheet, which will be reduced when the vesting requirements for the shares are met and we issue the common stock.  We have not completed the allocation of the purchase price.  In the September 30, 2017, condensed consolidated balance sheet we have preliminarily recorded an intangible asset for Mile High of $155,000.  Management anticipates completing the purchase price allocation as soon as possible, but no later than one year from the acquisition date.

NOTE 2.   BUSINESS ACQUISITIONS

IPG Acquisition

On March 26, 2015, we entered into an Asset Purchase Agreement (the “IPG APA”) by and among us and Iron Protection Group, LLC, a Colorado limited liability company (“Seller”), whereby we agreed to acquire substantially all of the assets of Seller (the “IPG Acquisition”).  This acquisition expanded our service offerings in the cannabis industry and provided a new revenue stream.

Pursuant to the terms of the IPG APA, we delivered to Seller 500,000 restricted shares of our common stock, which vested over a one-year period (100,000 shares on October 1, 2015; 200,000 shares on January 1, 2016; and 200,000 shares on April 1, 2016).

In addition, we delivered to Seller three-year warrants (the “IPG Warrants”) to purchase an aggregate of 500,000 shares of our common stock at an exercise price of: (i) $4.50 for warrants to purchase 250,000 shares, and (ii) $5.00 for warrants to purchase another 250,000 shares.  The IPG APA contains certain provisions that require Seller to forfeit a portion of the stock consideration in the event that Seller violates its obligations under the IPG APA relating to non-competition and non-disclosure. The closing date of the IPG Acquisition was March 26, 2015, and we calculated the purchase price of the IPG Acquisition to be approximately $1,887,000. At the acquisition date and pursuant to the IPG APA, we did not assume any of the Seller’s liabilities and there were no tangible assets of significance.

The aggregate consideration was as follows:

Common stock payable	$1,054,000
Warrants issued with $4.50 exercise price	421,000
Warrants issued with $5.00 exercise price	412,000
$1,887,000

The 500,000 shares of common stock were valued based on the closing price per share on March 26, 2015, or $2.48, reduced by a discount of 15% due to restrictions in the ability to trade our common stock.  The $1,054,000 value of stock consideration was recorded as accrued stock payable on the consolidated balance sheet, which was reduced as we issued common stock according to the vesting schedule.

The purchase price allocation was as follows:

Intangible assets:
Customer relationship intangible	$1,000,000
Marketing-related intangibles	200,000
Non-compete agreements	500,000
Goodwill	187,000
$1,887,000

We finalized the purchase price allocation in the fourth quarter of the year ended December 31, 2015.

In connection with our acquisition of IPG, we agreed to issue to the sole shareholder of the Seller 100,000 fully vested warrants to purchase shares of our common stock if revenues of the Security segment exceeded $3,000,000 for the year ended December 31, 2015, with an exercise price of $2.48.  This condition was not met during the year ended December 31, 2015, so no value was recorded for these warrants.

The accompanying consolidated financial statements include the results of IPG from the date of acquisition, March 26, 2015.  The pro forma effects of the acquisition on the results of operations as if the transaction had been completed on January 1, 2015, are as follows:

Year ended December 31,
2015 (Unaudited)
Total net revenues	$2,132,724
Net loss	(8,733,016)
Net loss per common share:
Basic and diluted	$(0.60)

Chiefton Acquisition

On September 25, 2015, we closed an asset purchase agreement for the purchase of substantially all the assets of Chiefton Supply Co., a Colorado corporation, and established a dba within GCC of Chiefton.  This acquisition expanded our service offerings in the cannabis industry and provided a new revenue stream.

We acquired the Chiefton assets for consideration of 80,000 restricted shares of our common stock. The shares remained in escrow for six months for the exclusive purpose of being available to indemnify us for any claims that may be made by any person or governmental entity related to or arising from Chiefton’s intellectual property during the six month period after closing. After such period, the shares were released since no claims were made.

The aggregate consideration was as follows:

Cash	$12,249
Common stock	69,400
Aggregate consideration	$81,649

The value of the common stock consideration was estimated based on our closing common stock price on September 25, 2015, or $1.02 per share, reduced by a discount of 15% due to restrictions in the ability to trade our shares.  The $69,400 value of stock consideration was included in accrued stock payable on the consolidated balance sheet as of December 31, 2015.

The purchase price allocation was as follows:

Inventory	$12,249
Intangible assets – Chiefton brand and graphic designs	69,400
$81,649

We finalized the purchase price allocation in the fourth quarter of the year ended December 31, 2015.